INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense [Line Items]
Increase in valuation allowance	$ 76,800	$ 4,300
Valuation allowance related to acquisition	83,800
Valuation allowance related to disposal	3,400
Valuation allowance, increase recognized	1,000
Valuation allowance related to exchange rate translation adjustments	4,550	(1,480)
Book-over-tax basis difference	599,600
Estimated withholding and income taxes on book-over-tax basis difference	39,800
Unremitted earnings of overseas subsidiaries		10,600
Unremitted earnings of overseas subsidiaries, potential tax liability		500
Unrecognized tax benefit	48,081	12,699	$ 11,928
Additional income tax benefit	43,300	6,100
Potential decrease in total unrecognized tax benefit	33,000
Interest and penalties recognized during the period	(4,900)	200
Accrued interest and penalties	10,300	$ 2,100
State and Local Jurisdiction
Income Tax Expense [Line Items]
Tax credit carryforwards	7,600
Tax credit carryforwards, subject to expiration	7,500
Tax credit carryforwards, not subject to expiration	100
Foreign Tax Authority
Income Tax Expense [Line Items]
Tax credit carryforwards	1,400
Foreign Tax Authority | Tax Year 2029
Income Tax Expense [Line Items]
Tax credit carryforwards, subject to expiration	800
Foreign Tax Authority | Tax Year 2030
Income Tax Expense [Line Items]
Tax credit carryforwards, subject to expiration	100
Foreign Tax Authority | Tax Year 2031
Income Tax Expense [Line Items]
Tax credit carryforwards, subject to expiration	$ 500